Convertible Notes (Tables)	6 Months Ended
Sep. 30, 2024
Convertible Notes [Abstract]
Schedule of Net Carrying Amount of Convertible Notes

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2024 were as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2024-1	$531,667	$(26,805)	$504,862
Convertible Note – 2024-2	797,500	(42,524)	754,976
Total	$1,329,167	$(69,329)	$1,259,838

Net carrying amount of Convertible Notes dated as of March 31, 2024 were as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2 (new)	$811,145	$-	$811,145
Convertible Note – 2023-2	531,667	(43,095)	488,572
Convertible Note – 2024-1	531,667	(51,288)	480,379
Total	$1,874,479	$(94,384)	$1,780,095

Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost

Amortization of issuance cost, debt discount and interest cost for the six months ended September 30, 2024 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2 (new)	$-	$19,586	$19,586
Convertible Note – 2023-2	38,991	16,521	55,512
Convertible Note – 2024-1	24,484	16,243	40,727
Convertible Note – 2024-2	24,976	19,049	44,025
Total	$88,451	$71,399	$159,850

Amortization of issuance cost, debt discount and interest cost for the six months ended September 30, 2023 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2	111,108	49,538	160,646
Convertible Note – 2023-1	101,600	65,198	166,798
Total	$212,708	$114,736	$327,444